LONG TERM RECEIVABLES AND DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$ 1,017	$ 1,017
Restricted deposits	330	38
Leasing deposits	47	78
Long-term receivables and deposits, Total	$ 1,394	$ 1,133